INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 19,341	$ 17,606
Gross Unrealized Gains	201	50
Gross Unrealized Losses	(735)	(1,310)
Allowance for Credit Losses	(30)	(30)	$ 0
Fair value	18,777	16,316
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	529	148
Gross Unrealized Gains	4	0
Gross Unrealized Losses	(36)	(38)
Allowance for Credit Losses	0	0
Fair value	497	110
U.S. states and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	684	880
Gross Unrealized Gains	3	0
Gross Unrealized Losses	(17)	(25)
Allowance for Credit Losses	0	0
Fair value	670	855
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	603	353
Gross Unrealized Gains	27	1
Gross Unrealized Losses	(16)	(36)
Allowance for Credit Losses	0	0
Fair value	614	318
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	15,097	14,379
Gross Unrealized Gains	121	35
Gross Unrealized Losses	(607)	(1,135)
Allowance for Credit Losses	(19)	(24)	0
Fair value	14,592	13,255
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	367	133
Gross Unrealized Gains	14	0
Gross Unrealized Losses	(4)	(6)
Allowance for Credit Losses	(1)	0	0
Fair value	376	127
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	750	422
Gross Unrealized Gains	13	5
Gross Unrealized Losses	(31)	(19)
Allowance for Credit Losses	(6)	0	0
Fair value	726	408
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,311	1,291
Gross Unrealized Gains	19	9
Gross Unrealized Losses	(24)	(51)
Allowance for Credit Losses	(4)	(6)	$ 0
Fair value	$ 1,302	$ 1,243